Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclsoure of Cash and cash equivalents [Abstract]
Cash on hand	$ 13	$ 27
Cash at bank	39,814	40,414
Short-term bank deposits	30,409	52,918
Cash and cash equivalents	$ 70,236	$ 93,359	$ 24,653	$ 69,397